Secured Loan Payable	12 Months Ended
Dec. 31, 2018
Convertible Promissory Note/Short-Term Bank Loans, Net/Secured Loan Payable [Abstract]
SECURED LOAN PAYABLE
18.	SECURED LOAN PAYABLE

The following is a summary of the Company’s secured loan payable as of December 31, 2018 and 2017:

			December 31,	December 31,
Lender name	Interest rate	Term	2018	2017
China Great Wall Assets Management Co. Ltd. (“China Great Wall”)	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	$14,510,876	$15,336,412
Hangzhou Jingyuan Investment Management Co., Ltd (“Hangzhou Jingyuan)	Fixed annual rate of 1.29%	From December 28, 2018 to February 27, 2019*	50,889,845	-
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.0%	From December 29, 2018 to June 28, 2019	8,723,973	-
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.0%	From December 12, 2018 to December 12, 2019	5,088,985	-
			$79,213,679	$15,336,412

*The loan was repaid in the month of January 2019.

Secured loan due to China Great Wall

As of December 31, 2018, the secured loan payable due to China Great Wall was overdue. Interest and financing expenses charged for the secured loan payable was US$nil, US$1,303,909, and US$2,442,527 for the years ended December 31, 2018, 2017 and 2016, respectively. Default interest was US$469,149, US$472,975 and US$nil for the year ended December 31, 2018, 2017 and 2016, respectively. Penalties for default payment of principals and interests was US$2,157,006, US$1,476,588, and US$nil for the years ended December 31, 2018, 2017 and 2016, respectively.

The secured loan payable was guaranteed by shareholders of the Feng Hui (See Note 25), and Feng Hui pledged US$4,966,849 and US$5,310,886 loans receivable from its customers as of December 31, 2018 and 2017, respectively, to secure this loan for the lender.

On January 16, 2018, the Company has received a subpoena to action from Xinjiang superior people’s court. China Great Wall Assets Management Co, Ltd has sued the Company and the guarantors to the court for the default loan and penalties. On September 18, 2018, Xinjiang Superior People’s Court adjudicated that the Company shall repay the principal, interest and penalties owed to China Great Wall Assets Management Co, Ltd, aggregating US$16.4 million (RMB 112.6 million). The Company is now in the process of appeal. The Company is in the progress of appeal. The company is actively negotiating with China Great Wall Assets Management Co, Ltd about the debt restructuring, but there is no agreement achieved.

Secured loans due to Hangzhou Jingyuan

During the year ended December 31, 2018, Zhiyuan borrowed loans aggregating US$64,702,803 from Hangzhou Jingyuan, a third party to support its loan services. The loans were charged of interest expenses at an interest rate of ranging between 1.29% and 6% per annum. For the year ended December 31, 2018, the interest expenses charged on the loan due to Jingyuan was US$25,118.